Other Assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid expense		$ 11,203
Intangible assets	3,415	6,538
Investment in affiliate	650	784
Capital assets	606
Restricted cash	60,000	65,000
Other	7,890	5,229
Other assets	$ 72,561	$ 88,754